Income Taxes - Additional Information (Details)		3 Months Ended	12 Months Ended
	Oct. 03, 2020	Jan. 02, 2021	Oct. 03, 2020
Income Tax Disclosure [Abstract]
Effective income tax rate	36.40%	32.10%	4.30%